RELATED PARTIES (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 14, 2022	Mar. 31, 2023	Dec. 31, 2020	Jun. 05, 2017
E2E SpA [Member]
Statement [Line Items]
Proportion of ownership interest in joint venture		50.00%
Arauco Argentina S.A. [Member]
Statement [Line Items]
Bank Loans	$ 154,000,000			$ 250,000,000
Borrowings interest spread basis				5.20%
Repayments of current borrowings	$ 6,000,000		$ 160,000,000
Adjustment in borrowing interest rate basis due to replacement of interest rate				0.42826